Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates. Included in these estimates are assumptions about the valuation of the warrant liability, the collection of accounts receivable, value of inventories, useful life of fixed assets and intangible assets, assumptions used in determining stock compensation such as expected volatility and risk-free interest rate and the ability of the Company to continue as a going concern.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. However, there can be no assurance that the Company will be able to do so. The Company’s recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern within one year after the date of issuance of these consolidated financial statements. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s current plans intended to mitigate the conditions noted above anticipate continued revenue growth, increasing gross profit, and improving cash flows from operations for the period of twelve months following the date of issuance of these consolidated financial statements. In addition, the Company has approximately $2,194,000 of cash and $289,000 available under its secured revolving credit facility as of December 31, 2017 to meet its obligations and sustain its operations.

There can be no assurance, however, that these plans will be achieved and reflected in the Company’s actual performance, nor that the Company’s future cash flows will be sufficient to meet its obligations and commitments. The Company has incurred significant losses from operations in each quarter since inception. If the Company is unable to generate sufficient cash flow from operations in the future to meet its operating requirements and other commitments, the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities, reducing operating expenses or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Recently Adopted Accounting Pronouncements

In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-11, “Simplifying the Measurement of Inventory,” that requires inventory be measured at the lower of cost and net realizable value and options that currently exist for market value be eliminated. The standard defines net realizable value as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation and is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years with early adoption permitted. The guidance should be applied prospectively. The Company adopted ASU 2015-11 during the three months ended March 31, 2017 and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes,” that requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by this amendment. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption was permitted and the standard may be applied either retrospectively or on a prospective basis to all deferred tax assets and liabilities. The Company adopted ASU 2015-17 during the three months ended March 31, 2017 and the adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting,” which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The guidance was effective for the Company beginning in the first quarter of fiscal year 2017. Early adoption was permitted. The Company adopted ASU 2016-09 during the three months ended March 31, 2017 and elected to recognize forfeitures as they occur. Prior to the adoption of ASU 2016-09, the Company recognized stock-based compensation based on the estimated fair value of the award, net of expected forfeitures. As of January 1, 2017, a cumulative effect adjustment of approximately $12,000 was recognized to reflect the forfeiture rate that had been applied to unvested option awards prior to fiscal year 2017.

Concentration of Credit Risk

The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash. The Company also limits its credit risk with respect to accounts receivable by performing credit evaluations when deemed necessary.

Major Customers

For the year ended December 31, 2017, four customers accounted for 50% of the Company’s revenues. For the year ended December 31, 2016, four customers accounted for 55% of the Company’s revenues. As of December 31, 2017, three customers accounted for 38% of the Company’s accounts receivable. As of December 31, 2016, two customers accounted for 47% of the Company’s accounts receivable.

For the year ended December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2017	2016
A	20%	15%
B	13%	20%
C	9%	11%
D	8%	9%

As of December 31, 2017 and 2016, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2017	2016
A	18%	35%
B	12%	-%
C	9%	12%

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company’s products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer’s payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management’s best estimate of potential losses. The allowance for doubtful accounts was approximately $1,000 and $50,000 as of December 31, 2017 and 2016, respectively. There was no allowance for sales returns at December 31, 2017 or 2016. During the year ended December 31, 2017, there were write offs of accounts receivable of approximately $42,000, which were fully reserved. There were no write-offs of accounts receivable to bad debt expense during 2016.

Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials held at the manufacturers’ facilities, and are valued at the lower of cost or net realizable value using the first-in, first-out method.

The Company’s inventory reserve requirements are based on factors including the products’ expiration date and estimates for the future sales of the product. If estimated sales levels do not materialize, the Company will make adjustments to its assumptions for inventory reserve requirements.

License and Supply Rights

The Company’s rights under the License and Supply Agreement with Medica are capitalized and stated at cost, less accumulated amortization, and are amortized using the straight-line method over the term of the License and Supply Agreement. The License and Supply Agreement term is from April 23, 2012 through December 31, 2025. The Company determines amortization periods for licenses based on its assessment of various factors impacting estimated useful lives and cash flows of the acquired rights. Such factors include the expected launch date of the product, the strength of the intellectual property protection of the product and various other competitive, developmental and regulatory issues, and contractual terms. See Note 13 for further discussion.

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred and are included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss.

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation. These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

The Company adheres to Accounting Standards Codification (“ASC”) Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset’s fair value and its carrying value. For long-lived assets, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its fair value less costs to sell. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2017 and December 31, 2016.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, secured revolving credit facility, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

The carrying amounts of the investment in lease, net, and the unsecured long-term note payable approximate fair value as of December 31, 2017 because those financial instruments bear interest at rates that approximate current market rates for similar agreements with similar maturities and credit.

Revenue Recognition

Revenue related to product sales is recognized in accordance with ASC Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured. Product revenue is recorded net of returns and allowances.

In addition to product revenue, the Company recognizes revenue related to license, royalty and other agreements. During the years ended December 31, 2017 and 2016, the Company recognized approximately $265,000 and $227,000, respectively, related to these agreements of which approximately $210,000 and $183,000, respectively, relates to the License Agreement with Bellco. Royalty revenue recognized related to the Bellco Agreement is recognized as the respective sales occur. License revenue related to the Bellco Agreement is recognized ratably over the term of the agreement. See Note 13 for a further discussion of revenue recognized related to the Company’s License Agreement with Bellco. The Company recognized an additional approximately $55,000 and $44,000 during the years ended December 31, 2017 and December 31, 2016, respectively, from other agreements.

Shipping and Handling Costs

Shipping and handling costs charged to customers are recorded as cost of goods sold and were approximately $35,000 and $24,000 for the years ended December 31, 2017 and 2016, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

The fair value of stock options is recognized as stock-based compensation expense in the Company’s consolidated statement of operations and comprehensive loss. The Company calculates employee stock-based compensation expense in accordance with ASC 718. The Company accounts for stock option grants to consultants under the provisions of ASC 505-50, and as such, these stock options are revalued at each reporting period through the vesting period. The fair value of the Company’s stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. The fair value of stock-based awards is amortized over the vesting period of the award.

Warrants

The Company accounts for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants that allow for cash settlement or provide for anti-dilution of the warrant exercise price under certain conditions are accounted for as derivative liabilities.

Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASU 2015-03, which requires that costs paid directly to the issuer of a recognized debt liability be reported in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company amortizes the debt discount, including debt issuance costs, in accordance with ASC 835, Interest, over the term of the associated debt. See Note 7 for a discussion of the Company’s unsecured long-term note payable.

Other Income (Expense), net

Other expense of approximately $74,000 and other income of approximately $4,000 for the years ended December 31, 2017 and 2016, respectively, is primarily due to foreign currency transaction gains and losses.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company’s history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2017 and 2016.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company’s income tax return. ASC 740 utilizes a two-step approach for evaluating uncertain tax positions. Step one, or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any. Step two, or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2013. During the years ended December 31, 2017 and 2016, the Company recognized no adjustments for uncertain tax positions. However, management’s conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

In December 2017, the SEC issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB 118”), which allows the Company to record provisional amounts during a measurement period not to extend beyond one year of the enactment date. Since the Tax Cuts and Jobs Act of 2017 was passed late in the fourth quarter of 2017, and ongoing guidance and accounting interpretations are expected over the next 12 months, the Company considers the accounting of the transition tax, deferred tax re-measurements, and other items to be incomplete due to the forthcoming guidance and ongoing analysis of its final tax positions for the year ended December 31, 2017. The Company expects to complete its analysis within the measurement period in accordance with SAB 118.

The Company received approximately $1,789,000 in December 2017 from the sale of net operating loss and research and development credit carryforwards under the New Jersey Economic Development Authority Technology Business Tax Certificate Transfer Program. These amounts are recorded on the consolidated financial statements as income tax benefit in the year they are received. See Note 9 for further discussion.

Net Income (Loss) per Common Share

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the number of weighted average common shares issued and outstanding. Diluted earnings (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2017	2016
Shares underlying options outstanding	6,770,777	4,592,347
Shares underlying warrants outstanding	7,099,010	3,291,149
Unvested restricted stock	799,387	957,336

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830. The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The consolidated statements of operations and comprehensive loss are translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)). The Company’s other comprehensive income (loss) consists only of foreign currency translation adjustments.

Recent Accounting Pronouncements, Not Yet Effective

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers,” related to revenue recognition. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to be entitled to in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in prior accounting guidance. ASU 2014-09 provides alternative methods of initial adoption, and was effective for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. Early adoption was not permitted. In August, 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers: Deferral of the Effective Date”. The amendment in this ASU defers the effective date of ASU No. 2014-09 for all entities for one year. In March, April and May 2016, the FASB issued ASU No. 2016-08, ASU No. 2016-10 and ASU No. 2016-12, respectively, which clarify implementation guidance, including the guidance on principal versus agent considerations, performance obligations and licensing and assessments of collectability and noncash considerations. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to fiscal years beginning after December 15, 2017, including interim reporting periods within that fiscal year. The Company will adopt the new revenue recognition standard as of January 1, 2018 using the modified retrospective method, which requires the cumulative effect of adoption, if any, to be recognized as an adjustment to opening retained earnings in the period of adoption. The majority of the Company’s revenue relates to the sale of finished products to various customers, and the adoption will not have any impact on revenue recognized from these transactions. The Company has finalized its analysis of the impact on certain less significant transactions involving third-party arrangements, and as a result of the analysis, the Company will accelerate the remaining approximately $278,000 of deferred revenue to be recognized under the Bellco agreement as a cumulative effect adjustment to opening retained earnings as of January 1, 2018.

In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” that modifies certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The accounting standard update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted. The Company will adopt the guidance as of January 1, 2018 and the guidance will not have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, that discusses how an entity should account for lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. Accounting for leases by lessors is largely unchanged under the new guidance. The guidance is effective for us beginning in the first quarter of 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is evaluating the impact of adopting this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for us beginning in the first quarter of fiscal year 2020. Early adoption is permitted beginning in the first quarter of fiscal year 2019. The Company is evaluating the impact of adopting this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments,” which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows in order to reduce diversity in practice. The guidance is effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption is permitted. The Company will adopt the guidance as of January 1, 2018 and it will not have a significant impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-17, “Restricted Cash,” which clarifies how restricted cash is presented and classified in the statement of cash flows. The guidance is effective for us beginning in the first quarter of fiscal year 2018. Early adoption is permitted. The Company will adopt the guidance as of January 1, 2018 and it will not have a significant impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Clarifying the Definition of a Business,” which clarifies the definition of a business in a business combination. The guidance is effective for us beginning in the first quarter of fiscal year 2018. Early adoption is permitted. The Company will adopt the guidance as of January 1, 2018 and it will not have a significant impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” which simplifies the test for goodwill impairment. The guidance is effective for us beginning in the first quarter of fiscal year 2020. Early adoption is permitted for interim or annual goodwill impairments tests after January 1, 2017. The Company will adopt the guidance as of January 1, 2020 and it will not have a significant impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation” which requires modification accounting to be used on shared-based payment award if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. The guidance is effective for the Company beginning in the first quarter of fiscal year 2018. The Company will adopt the guidance as of January 1, 2018 and it will not have a significant impact on its consolidated financial statements.